CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 27, 2015	Mar. 28, 2014
Cash Flows from Operating Activities:
Net Loss	$ (3,756)	$ (6,094)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	13,110	12,604
Amortization of deferred lease incentive obligation	(189)	(211)
Amortization of deferred debt financing costs	(986)	(987)
Amortization of debt discount (premium)	31	(539)
Gain (Loss) on Early Extinguishment of Debt, Tender Premiums and Transaction Costs	(4,043)	(18,491)
Write-off of unamortized OpCo Notes fair value adjustment	0	(17,803)
Write-off of deferred debt issuance costs	2,612	3,465
Share-based compensation	961	692
Excess tax benefits from share-based compensation	9	0
Deferred income taxes	1,517	6,018
Provision for doubtful accounts	290	453
Gain on disposal of property and equipment	(13)	0
Other	209	9
Changes in assets and liabilities:
Accounts receivable - trade	(14,759)	(12,273)
Inventories	(14,967)	1,366
Prepaid expenses and other current assets	6,214	8,251
Other assets	1,162	(78)
Accounts payable	(5,407)	(8,743)
Accrued expenses and other current liabilities	(7,105)	(2,411)
Accrued interest	(10,655)	(11,559)
Income taxes	(3,956)	(2,607)
Other liabilities	(13)	(22)
Net cash used in operating activities	(29,676)	(10,004)
Cash Flows from Investing Activities:
Purchases of property and equipment, net	(5,509)	(4,398)
Net cash used in investing activities	(5,509)	(4,398)
Cash Flows from Financing Activities:
Proceeds from ABL Facility	164,000	42,000
Payments on ABL Facility	(41,000)	(47,000)
Proceeds from issuance of Term Loan Facility, net	0	349,125
Payments on Term Loan Facility	(875)	0
Partial redemption of HoldCo Notes	(80,000)	0
Repayment of OpCo Notes	0	(300,000)
Payment of tender premiums and expenses related to debt extinguishments	(4,043)	(18,491)
Payment of deferred debt financing costs	71	7,140
Decrease in purchase card payable, net	(1,853)	(306)
Payments on capital lease obligations	(9)	(79)
Proceeds from issuance of common stock	0	140
Excess tax benefits from share-based compensation	(9)	0
Purchases of treasury stock	134	0
Net cash provided by financing activities	36,006	18,249
Effect of exchange rate changes on cash and cash equivalents	(309)	(123)
Net increase in cash and cash equivalents	512	3,724
Cash and cash equivalents at beginning of period	6,064	6,102
Cash and cash equivalents at end of period	6,576	9,826
Cash paid (received) during the period for:
Interest	22,459	26,779
Income taxes, net of refunds	217	(7,851)
Schedule of Non-Cash Investing and Financing Activities:
Capital expenditures incurred but not yet paid	2,038	1,095
Accrued deferred debt issuance costs	$ 0	$ 849